Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2021	December 31, 2020
Buildings and improvements	5-40	$65,672	$65,629
Equipment and computer related	2-10	5,056	5,139
Land (1)	—	2,776	2,776
Construction in process	—	—	69
		73,504	73,613
Less: accumulated depreciation and amortization		(21,543)	(21,080)
Property and equipment, net		$51,961	$52,533

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 8 years.

The following table summarizes total depreciation and amortization expense for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Depreciation	$540	$550
Amortization	110	226
Total depreciation and amortization expense	$650	$776

The following table sets forth the Company’s property and equipment:

	Estimated Useful	December 31,
(Amounts in 000's)	Lives (Years)	2020	2019
Buildings and improvements	5 - 40	$65,629	$65,533
Equipment and computer related	2 - 10	5,139	5,601
Land (1)	—	2,776	2,779
Construction in process	—	69	58
		73,613	73,971
Less: accumulated depreciation and amortization		(21,080)	(19,299)
Property and equipment, net		$52,533	$54,672

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 8 years.

The following table summarizes total depreciation and amortization for the twelve months ended December 31, 2020 and 2019:

	December 31,
Amounts in (000's)	2020	2019
Depreciation	$2,175	$2,458
Amortization	719	980
Total depreciation and amortization	$2,894	$3,438